Loss per Share ("LPS") (Tables)	12 Months Ended
Dec. 31, 2015
Loss per Share ("LPS") [Abstract]
Basic and diluted LPS Class A Common Shares

	Years Ended December 31,
Numerators	2013	2014	2015
Net loss	($16,953,032)	($51,796,181)	($268,707,322)
Less: Net loss attributable to non-vested share awards	351,877	832,333	4,606,096
Net loss attributable to common shareholders	($16,601,155)	($50,963,848)	($264,101,226)

Denominators
Weighted average common shares outstanding, basic and diluted	332,609	613,844	644,260

Net loss per common share, basic and diluted:	($49.78)	($82.84)	($409.93)